Expense Example - Transamerica JPMorgan Asset Allocation - Moderate VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	82	255	444	990	107	334	579	1,283